LIFE INSURANCE SETTLEMENT POLICIES - Fair Value (Details)	Sep. 30, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract	Dec. 31, 2021 USD ($)
Policies
0-1 | insurance_contract	0	0
1-2 | insurance_contract	8	1
2-3 | insurance_contract	13	11
3-4 | insurance_contract	36	1
4-5 | insurance_contract	26	1
Thereafter | insurance_contract	145	21
Policies | insurance_contract	228	35
Face Value
0-1	$ 0	$ 0
1-2	10,639,000	200,000
2-3	26,725,000	3,085,549
3-4	69,378,938	2,200,000
4-5	22,391,998	1,000,000
Thereafter	174,470,094	33,606,605
Face Value	303,605,030	40,092,154
Fair Value
0-1	0	0
1-2	8,018,927	160,000
2-3	8,912,395	2,274,406
3-4	28,670,576	1,406,451
4-5	8,115,654	526,416
Thereafter	29,867,822	9,442,079
Fair Value	$ 83,585,374	$ 13,809,352	$ 0